UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund

Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Fidelity® Massachusetts Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Massachusetts Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2021

% of fund's net assets
General Obligations	21.7
Education	20.6
Health Care	16.5
Special Tax	16.2
Transportation	10.0

Quality Diversification (% of fund's net assets)

As of July 31, 2021
AAA	3.3%
AA,A	78.6%
BBB	13.1%
BB and Below	1.1%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	455,000	458,335
Massachusetts - 97.6%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,862,837
Attleboro Gen. Oblig. Series 70 B, 5% 10/15/29	1,585,000	2,055,316
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/22	$350,000	$365,304
5% 7/1/25	505,000	590,961
5% 7/1/26	925,000	1,116,789
5% 7/1/27	700,000	869,080
5% 7/1/30	480,000	590,170
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,326,521
Boston Gen. Oblig.:
Series A, 4% 11/1/31	4,780,000	6,086,019
Series B:
5% 11/1/35	6,000,000	8,096,306
5% 11/1/40	5,205,000	6,936,264
Braintree Gen. Oblig. Series 2015:
5% 5/15/26	2,300,000	2,803,896
5% 5/15/27	2,000,000	2,514,568
5% 5/15/28	600,000	774,367
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	3,965,438
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	882,549
5% 1/1/24	340,000	346,912
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,428,835
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,581,740
5% 9/1/29	700,000	905,010
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,599
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,338,994
Series 2004 B, 5.25% 7/1/30	5,000,000	6,581,168
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,450,767
Series 2006 A:
5.25% 7/1/29	3,005,000	4,037,330
5.25% 7/1/32	16,745,000	24,002,383
Series 2015 A:
5% 7/1/40	14,570,000	17,081,677
5% 7/1/45	14,125,000	16,561,492
Series 2021 A1, 4% 7/1/51	11,000,000	13,347,239
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,040,041
5% 7/1/30	3,725,000	4,032,808
Massachusetts Clean Wtr. Trust:
(Pool Prog.) Series 2004 A, 5.25% 2/1/24	1,170,000	1,319,757
Series 18:
5% 2/1/28	3,500,000	3,921,528
5% 2/1/29	6,355,000	7,111,901
Series 2012 B:
5% 8/1/27	295,000	309,342
5% 8/1/28	330,000	346,043
Series 2020, 5% 8/1/26	5,000,000	6,148,205
Series 2021 B, 5% 2/1/41	2,000,000	2,666,892
Series 22, 5% 8/1/37	4,110,000	5,350,774
Series 6, 5.5% 8/1/30	1,310,000	1,315,331
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,185,738
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,665,322
5% 6/1/36	3,035,000	3,846,856
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,608,238
(Rail Enhancement Prog.):
Series 2015 A, 5% 6/1/45	17,750,000	20,754,532
Series 2021 B, 5% 6/1/41	6,000,000	7,556,488
Series 2017 A, 5% 6/1/32	4,580,000	5,766,210
Series 2021 A:
4% 6/1/50	1,050,000	1,253,149
5% 6/1/51	5,435,000	6,988,527
Series 2021 B, 5% 6/1/46	1,555,000	2,008,041
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/24	1,175,000	1,310,470
5% 1/1/25	3,990,000	4,640,737
5% 1/1/35	3,500,000	4,427,112
5% 1/1/37	2,000,000	2,511,125
Series C, 5% 1/1/34	8,585,000	11,001,489
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36 (Pre-Refunded to 11/15/23 @ 100)	3,000,000	3,341,300
5.25% 11/15/41 (Pre-Refunded to 11/15/23 @ 100)	4,620,000	5,145,601
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	4,978,028
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	582,438
5% 10/1/29	735,000	920,557
5% 10/1/42	4,000,000	4,943,876
5% 10/1/47	5,500,000	6,759,799
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,731,546
5% 7/1/38	3,685,000	4,509,309
5% 7/1/39	4,450,000	5,447,842
5% 7/1/42	2,805,000	3,426,451
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,611,131
5% 4/1/34	2,500,000	3,100,453
5% 4/1/35	2,455,000	3,039,953
5% 4/1/37	1,500,000	1,849,280
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,724,020
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,956,544
5% 7/1/32	1,905,000	2,259,402
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	546,777
4% 10/1/25 (c)	500,000	546,401
4% 10/1/26 (c)	500,000	545,650
4% 10/1/27 (c)	350,000	381,605
4.125% 10/1/42 (c)	2,500,000	2,702,990
5% 10/1/37 (c)	1,000,000	1,097,472
5% 10/1/47 (c)	1,000,000	1,094,848
5% 10/1/57 (c)	6,000,000	6,561,614
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,183,006
5% 7/1/31	21,180,000	26,643,459
5% 7/1/32	985,000	1,237,549
5% 7/1/34	750,000	939,839
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/22	875,000	912,518
5% 7/1/23	2,420,000	2,636,516
5% 7/1/24	2,000,000	2,266,531
5% 7/1/25	1,500,000	1,761,059
5% 7/1/26	1,935,000	2,345,588
5% 7/1/27	2,085,000	2,599,530
5% 7/1/28	4,300,000	5,328,499
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,215,044
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,645,107
5% 10/1/30	1,100,000	1,280,388
5% 10/1/31	1,200,000	1,394,207
5% 10/1/32	1,240,000	1,437,356
5% 10/1/33	1,235,000	1,428,258
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,539,445
5% 7/1/29	1,320,000	1,603,935
5% 7/1/30	1,390,000	1,680,318
5% 7/1/38	3,750,000	4,509,009
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,923,968
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,694,283
5% 10/1/35	1,495,000	1,774,729
5% 10/1/46	4,250,000	4,970,170
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,785,544
5% 1/1/31	1,580,000	1,938,887
5% 1/1/32	1,665,000	2,037,236
5% 1/1/33	1,745,000	2,128,909
5% 1/1/34	1,835,000	2,233,266
5% 1/1/35	1,000,000	1,214,743
5% 1/1/36	1,000,000	1,211,460
5% 1/1/42	5,775,000	6,925,401
5% 1/1/47	1,895,000	2,259,406
5% 1/1/53	3,425,000	4,068,331
Bonds Series A1, 5%, tender 1/31/30 (b)	15,280,000	20,075,622
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,262,224
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	3,306,027
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	3,206,226
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	3,105,944
Series 2012 C:
5.25% 7/1/25	1,000,000	1,044,618
5.25% 7/1/26	1,000,000	1,043,610
Series 2012 G:
5% 10/1/23	2,245,000	2,262,751
5% 10/1/24	1,625,000	1,637,849
5% 10/1/25	1,600,000	1,612,651
5% 10/1/27	2,235,000	2,252,672
5% 10/1/28	1,240,000	1,249,805
Series 2013 F:
4% 7/1/32	2,050,000	2,151,408
4% 7/1/43	21,685,000	22,605,906
5% 7/1/27	1,300,000	1,408,856
5% 7/1/37	3,925,000	4,190,288
Series 2013 G, 5% 7/1/44	10,320,000	11,184,153
Series 2013 P, 5% 7/1/43	12,320,000	13,355,528
Series 2013 X, 5% 10/1/48	14,920,000	16,310,581
Series 2014 A:
5% 3/1/32	1,700,000	1,899,108
5% 3/1/33	1,250,000	1,396,061
5% 3/1/34	4,375,000	4,883,814
5% 3/1/39	4,000,000	4,461,916
5% 3/1/44	15,765,000	17,576,903
Series 2014 F:
5% 7/15/22	400,000	414,484
5% 7/15/23	350,000	375,753
5% 7/15/24	400,000	434,521
5% 7/15/25	550,000	596,341
5% 7/15/26	500,000	541,035
5% 7/15/27	200,000	215,970
5% 7/15/28	320,000	344,798
5.625% 7/15/36	800,000	858,128
5.75% 7/15/43	4,700,000	5,032,504
Series 2014 P:
5% 10/1/32	5,000,000	5,726,046
5% 10/1/46	7,080,000	8,074,407
Series 2015 D, 5% 7/1/44	10,975,000	12,528,804
Series 2015 F, 5% 8/15/45	18,290,000	21,195,741
Series 2015 H1:
5% 7/1/26	3,585,000	4,219,614
5% 7/1/29	3,750,000	4,374,062
5% 7/1/30	1,800,000	2,097,273
5% 7/1/31	1,190,000	1,385,028
5% 7/1/32	1,000,000	1,162,627
5% 7/1/33	1,000,000	1,161,368
Series 2015 K, 4% 10/1/30	500,000	559,006
Series 2015 O2:
5% 7/1/27	8,635,000	10,152,523
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,325,475
Series 2015 Q:
5% 8/15/28	1,000,000	1,177,811
5% 8/15/29	1,000,000	1,177,272
5% 8/15/32	1,500,000	1,761,735
5% 8/15/33	1,550,000	1,818,169
5% 8/15/34	1,790,000	2,098,005
5% 8/15/38	1,690,000	1,970,213
Series 2015:
5% 1/1/25	3,525,000	4,066,001
5% 1/1/27	2,695,000	3,084,683
5% 1/1/28	1,850,000	2,108,587
5% 1/1/29	2,945,000	3,341,193
Series 2016 A, 5.25% 1/1/42	7,000,000	8,304,730
Series 2016 E:
5% 7/1/31	1,000,000	1,182,986
5% 7/1/32	2,200,000	2,597,729
5% 7/1/33	1,500,000	1,767,755
5% 7/1/34	1,500,000	1,764,418
5% 7/1/35	1,500,000	1,762,619
5% 7/1/36	1,000,000	1,173,126
5% 7/1/37	2,000,000	2,342,339
Series 2016 I:
5% 7/1/25	510,000	595,518
5% 7/1/27	1,150,000	1,392,203
5% 7/1/27	1,100,000	1,322,219
5% 7/1/29	1,680,000	2,006,047
5% 7/1/30	2,400,000	2,862,452
5% 7/1/31	2,400,000	2,859,409
5% 7/1/32	1,960,000	2,332,908
5% 7/1/34	3,035,000	3,632,363
5% 7/1/36	2,000,000	2,389,338
5% 7/1/37	1,470,000	1,754,785
5% 7/1/38	1,000,000	1,192,659
5% 7/1/41	14,790,000	17,445,204
Series 2016 N:
5% 12/1/34	1,000,000	1,212,512
5% 12/1/36	2,520,000	3,046,775
Series 2016:
4% 10/1/36	1,250,000	1,424,971
5% 7/1/26	1,710,000	2,073,769
5% 7/1/29	2,000,000	2,396,661
5% 7/1/30	2,000,000	2,386,437
5% 7/1/31	1,700,000	2,026,315
5% 10/1/32	1,760,000	2,117,281
5% 9/1/33	475,000	573,837
5% 10/1/33	1,500,000	1,802,517
5% 10/1/34	1,500,000	1,799,260
5% 9/1/35	375,000	451,303
5% 10/1/35	1,500,000	1,797,274
5% 7/1/36	3,000,000	3,576,051
5% 9/1/36	315,000	378,527
5% 9/1/37	840,000	1,009,050
5% 10/1/37	2,000,000	2,395,540
5% 10/1/39	5,000,000	5,977,235
5% 7/1/40	5,325,000	6,337,735
5% 7/1/41	5,145,000	6,125,505
5% 10/1/43	5,000,000	5,901,146
5% 9/1/46	3,235,000	3,886,740
5% 10/1/46	4,000,000	4,769,749
5% 10/1/48	1,000,000	1,132,221
5% 9/1/52	9,115,000	10,842,773
Series 2017 A, 5% 1/1/35	1,000,000	1,221,588
Series 2017 H:
5% 1/1/22	245,000	249,703
5% 1/1/23	325,000	346,188
5% 1/1/23 (Escrowed to Maturity)	1,115,000	1,191,692
5% 1/1/24	260,000	288,310
5% 1/1/24 (Escrowed to Maturity)	840,000	937,364
Series 2017:
5% 7/1/22	180,000	187,769
5% 7/1/25	1,105,000	1,293,094
5% 7/1/26	160,000	193,864
5% 7/1/27	1,000,000	1,241,542
5% 7/1/37	600,000	709,275
5% 7/1/42	2,110,000	2,471,865
5% 7/1/47	2,250,000	2,622,707
Series 2018:
5% 9/1/27	1,010,000	1,251,276
5% 9/1/29	1,390,000	1,745,832
5% 9/1/31	1,530,000	1,898,204
5% 9/1/33	1,185,000	1,461,696
5% 9/1/38	4,805,000	5,875,016
5% 6/1/43	4,740,000	5,941,809
5% 9/1/43	4,445,000	5,386,009
5% 6/1/48	7,000,000	8,728,504
Series 2019 A:
5% 7/1/30	1,350,000	1,708,089
5% 7/1/31	1,350,000	1,701,125
5% 7/1/32	2,000,000	2,513,442
5% 7/1/33	2,300,000	2,882,423
5% 7/1/34	1,400,000	1,749,753
5% 7/1/34	1,015,000	1,284,731
5% 7/1/36	1,120,000	1,411,854
5% 7/1/38	735,000	922,297
5% 7/1/44	2,250,000	2,799,831
5% 7/1/49	3,500,000	4,332,669
Series 2019 K:
4% 7/1/22	700,000	724,369
5% 7/1/23	500,000	545,742
5% 7/1/24	500,000	568,508
5% 7/1/25	1,250,000	1,473,942
5% 7/1/26	1,250,000	1,523,366
5% 7/1/33	2,000,000	2,562,925
5% 7/1/35	2,135,000	2,723,806
Series 2019 S1:
5% 10/1/25	1,965,000	2,331,617
5% 10/1/26	2,535,000	3,104,594
Series 2019 S2:
5% 10/1/32	1,410,000	1,807,106
5% 10/1/33	1,935,000	2,472,843
5% 10/1/34	2,165,000	2,759,695
Series 2020 A:
4% 7/1/39	2,455,000	2,912,359
4% 7/1/40	7,920,000	9,370,248
Series 2021 B:
4% 7/1/42	475,000	560,661
4% 7/1/50	1,825,000	2,137,875
Series 2021:
4% 7/1/40	2,160,000	2,555,070
4% 7/1/45	1,200,000	1,394,870
4% 7/1/50	1,750,000	2,025,732
Series A:
4% 6/1/49	13,440,000	15,342,291
5% 6/1/39	6,760,000	8,419,529
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	2,180,829
Series BB1, 5% 10/1/46	355,000	427,664
Series G:
5% 7/15/22 (c)	230,000	238,328
5% 7/15/23 (c)	120,000	128,830
5% 7/15/24 (c)	130,000	144,899
5% 7/15/25 (c)	120,000	137,816
5% 7/15/26 (c)	160,000	188,693
5% 7/15/27 (c)	170,000	205,235
5% 7/1/28	350,000	445,047
5% 7/15/28 (c)	175,000	215,566
5% 7/15/29 (c)	320,000	401,167
5% 7/1/30	225,000	297,891
5% 7/15/30 (c)	320,000	407,432
5% 7/15/31 (c)	350,000	446,893
5% 7/15/32 (c)	400,000	509,164
5% 7/1/33	550,000	736,733
5% 7/15/33 (c)	320,000	406,001
5% 7/1/34	250,000	333,711
5% 7/15/34 (c)	300,000	379,418
5% 7/15/35 (c)	270,000	340,911
5% 7/1/36	475,000	630,917
5% 7/15/36 (c)	235,000	295,908
5% 7/1/37	1,275,000	1,688,304
5% 7/15/37 (c)	250,000	313,912
5% 7/15/46 (c)	6,150,000	7,581,991
5% 7/1/50	1,900,000	2,456,205
Series J2:
5% 7/1/43	11,540,000	14,232,628
5% 7/1/53	4,500,000	5,518,187
Series K, 5% 7/1/27	1,150,000	1,413,001
Series N 2016:
5% 12/1/41	14,700,000	17,681,932
5% 12/1/46	7,000,000	8,421,379
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (a)	2,660,000	3,060,425
5% 1/1/27 (a)	1,000,000	1,143,226
Series 2015 A, 5% 1/1/25 (a)	5,450,000	6,270,420
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,633,035
5% 7/1/23 (a)	9,930,000	10,814,436
Series 2016, 5% 7/1/24 (a)	7,105,000	8,036,356
Series 2017 A:
5% 7/1/22 (a)	3,325,000	3,473,203
5% 7/1/23 (a)	2,500,000	2,722,668
5% 7/1/24 (a)	3,000,000	3,393,254
5% 7/1/25 (a)	4,500,000	5,265,992
5% 7/1/26 (a)	3,920,000	4,722,247
Series 2018 B:
5% 7/1/22 (a)	2,055,000	2,146,596
5% 7/1/27 (a)	9,240,000	11,399,738
5% 7/1/28 (a)	2,325,000	2,931,537
Series 2019 B:
5% 7/1/23 (a)	500,000	544,534
5% 7/1/24 (a)	1,000,000	1,131,085
5% 7/1/25 (a)	1,365,000	1,597,351
5% 7/1/26 (a)	1,215,000	1,463,656
5% 7/1/28 (a)	1,000,000	1,260,876
5% 7/1/29 (a)	3,500,000	4,489,870
Series 2020 C:
5% 7/1/28 (a)	2,000,000	2,521,752
5% 7/1/29 (a)	1,950,000	2,501,499
5% 7/1/30 (a)	1,950,000	2,543,319
Series 2021 B:
5% 7/1/27 (a)	1,950,000	2,405,789
5% 7/1/28 (a)	1,850,000	2,334,026
5% 7/1/29 (a)	1,250,000	1,604,610
5% 7/1/30 (a)	1,125,000	1,467,299
5% 7/1/31 (a)	1,500,000	1,980,792
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	4,470,000	5,076,579
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,799,246
Series 2007 A, 3 month U.S. LIBOR + 0.570% 0.688% 5/1/37 (b)(d)	6,840,000	6,810,874
Series 2014 E:
5% 9/1/29	7,500,000	7,893,370
5% 9/1/30	5,000,000	5,262,247
5% 9/1/31	8,000,000	8,415,121
Series 2015 C, 5% 7/1/40	12,730,000	14,929,889
Series 2016 A, 5% 3/1/46	12,985,000	14,526,390
Series 2016 B:
5% 7/1/33	5,500,000	6,665,873
5% 7/1/35	5,500,000	6,664,199
5% 7/1/36	10,260,000	12,433,125
5% 7/1/37	8,495,000	10,299,950
Series 2016:
5% 3/1/31	1,500,000	1,684,358
5% 3/1/32	7,500,000	8,420,011
Series 2017 A:
5% 4/1/34	6,875,000	8,545,868
5% 4/1/35	9,830,000	12,207,705
5% 4/1/42	18,490,000	22,864,762
5% 4/1/47	2,405,000	2,976,574
Series 2017 C, 5% 10/1/26	15,000,000	18,516,684
Series 2017 D, 5% 2/1/33	2,550,000	3,150,316
Series 2017 F:
5% 11/1/38	10,000,000	12,620,652
5% 11/1/39	10,000,000	12,605,615
Series 2018 B, 5% 1/1/32	5,000,000	6,317,634
Series 2019 A:
5% 1/1/35	5,000,000	6,442,963
5% 1/1/37	10,000,000	12,815,217
5% 1/1/49	10,000,000	12,626,499
5.25% 1/1/33	21,110,000	27,820,975
5.25% 1/1/44	16,490,000	21,310,629
Series 2020 D:
3% 11/1/42	3,500,000	3,876,187
4% 11/1/36	1,500,000	1,870,155
4% 11/1/37	12,820,000	15,923,160
4% 11/1/41	10,630,000	12,964,725
5% 7/1/48	18,695,000	24,188,576
Series A:
5% 7/1/28	7,000,000	8,521,197
5% 3/1/29	2,710,000	3,564,186
5% 1/1/48	9,420,000	11,662,063
Series B:
5% 7/1/33	3,500,000	4,668,958
5% 7/1/34	2,000,000	2,659,449
Series C:
3% 3/1/48	5,000,000	5,417,098
5% 5/1/45	5,000,000	6,389,531
5% 5/1/47	10,855,000	13,851,127
Series D, 5% 7/1/45	3,000,000	3,890,984
Series E:
5% 9/1/29	7,115,000	9,215,835
5% 11/1/45	5,355,000	7,001,002
5% 11/1/50	20,980,000	27,302,342
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	1,145,000	1,150,109
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	890,000	940,416
Series 2011, 3.5% 12/1/49	4,055,000	4,444,292
Series 2017, 4% 6/1/43 (a)	1,035,000	1,116,838
Series 2020 A, 0.875% 12/1/23	3,250,000	3,265,228
Series 207, 4% 6/1/49	2,190,000	2,424,071
Series 214, 3.75% 12/1/49	5,450,000	6,030,233
Series 218, 3% 12/1/50	2,015,000	2,200,120
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,900,000	4,305,062
Series 2021 A2:
0.4% 6/1/24	875,000	875,873
0.45% 12/1/24	1,000,000	1,001,427
Series 220:
3% 12/1/50	3,650,000	4,002,979
5% 12/1/22	405,000	431,312
5% 6/1/23	300,000	326,605
5% 12/1/23	100,000	111,172
5% 6/1/24	150,000	170,040
5% 12/1/24	215,000	248,422
5% 6/1/25	425,000	500,034
5% 12/1/25	150,000	179,538
5% 6/1/26	100,000	121,497
5% 12/1/26	125,000	153,771
5% 6/1/27	100,000	124,525
5% 12/1/27	185,000	233,432
5% 6/1/28	75,000	95,640
5% 12/1/28	230,000	296,714
5% 6/1/29	100,000	130,334
Massachusetts Port Auth. Rev.:
Series 2014 B:
5% 7/1/29 (a)	1,270,000	1,431,558
5% 7/1/39 (a)	4,965,000	5,569,251
Series 2014 C:
5% 7/1/28	3,000,000	3,397,754
5% 7/1/29	4,205,000	4,763,448
5% 7/1/30	3,000,000	3,398,777
Series 2015 A:
5% 7/1/28	460,000	539,617
5% 7/1/28 (a)	500,000	583,366
5% 7/1/29 (a)	1,245,000	1,451,902
5% 7/1/30	1,400,000	1,642,964
5% 7/1/30 (a)	1,450,000	1,687,541
5% 7/1/40 (a)	2,000,000	2,316,124
5% 7/1/45 (a)	3,500,000	4,050,663
5% 7/1/45	5,570,000	6,530,797
Series 2016 A:
5% 7/1/26	695,000	851,159
5% 7/1/28	760,000	924,746
5% 7/1/30	1,660,000	2,005,572
5% 7/1/32	1,970,000	2,379,483
5% 7/1/36	3,760,000	4,542,202
Series 2016 B:
4% 7/1/46 (a)	12,950,000	14,589,241
5% 7/1/43 (a)	6,410,000	7,635,523
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,570,487
5% 7/1/31 (a)	1,095,000	1,341,817
5% 7/1/32 (a)	1,370,000	1,675,113
5% 7/1/33 (a)	1,250,000	1,524,897
5% 7/1/35 (a)	2,000,000	2,431,456
5% 7/1/36 (a)	1,720,000	2,086,945
5% 7/1/42 (a)	4,540,000	5,453,695
Series 2019 A:
5% 7/1/24 (a)	4,140,000	4,700,769
5% 7/1/30 (a)	725,000	933,440
5% 7/1/34 (a)	2,605,000	3,310,653
5% 7/1/37 (a)	1,100,000	1,388,733
5% 7/1/40 (a)	950,000	1,192,347
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,486,807
5% 7/1/38 (a)	5,000,000	6,299,566
5% 7/1/39 (a)	5,000,000	6,286,167
5% 7/1/49 (a)	2,500,000	3,098,929
Series 2021 A:
5% 7/1/38	2,125,000	2,862,601
5% 7/1/39	1,125,000	1,511,576
5% 7/1/40	1,045,000	1,400,045
Series 2021 B, 5% 7/1/39 (a)	1,325,000	1,742,823
Series 2021 D:
5% 7/1/46	3,180,000	4,201,858
5% 7/1/51	5,740,000	7,548,835
Series 2021 E:
5% 7/1/40 (a)	4,000,000	5,246,270
5% 7/1/41 (a)	1,940,000	2,539,744
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/22 (a)	500,000	521,862
5% 7/1/23 (a)	360,000	392,862
5% 7/1/24 (a)	615,000	698,880
5% 7/1/25 (a)	1,000,000	1,177,019
5% 7/1/28 (a)	1,500,000	1,914,261
5% 7/1/32 (a)	500,000	643,496
5% 7/1/34 (a)	1,250,000	1,599,379
5% 7/1/49 (a)	5,620,000	7,008,715
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A:
5% 8/15/23	15,000,000	15,759,596
5% 8/15/24	4,120,000	4,326,335
Series 2016 A:
5% 11/15/40	7,335,000	8,708,105
5% 11/15/41	7,710,000	9,155,957
Series 2019 A:
5% 2/15/23	640,000	687,876
5% 2/15/44	21,510,000	27,243,962
Series A:
5% 8/15/31	1,850,000	2,504,186
5% 8/15/32	1,500,000	2,022,630
5% 8/15/33	1,675,000	2,251,082
5% 8/15/34	3,000,000	4,016,003
5% 8/15/35	2,000,000	2,672,877
5% 8/15/36	12,845,000	17,108,907
5% 8/15/37	1,400,000	1,859,406
5% 8/15/45	10,000,000	13,047,603
5% 8/15/50	16,615,000	21,580,574
Series B, 5% 11/15/39	1,975,000	2,413,053
Series D, 5% 8/15/37	5,000,000	5,903,296
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	3,128,164
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	3,315,921
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,644,007
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	20,615,907
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,246,988
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,610,991
Series 2014 B:
5% 5/1/39 (Pre-Refunded to 5/1/24 @ 100)	2,500,000	2,832,689
5% 5/1/44 (Pre-Refunded to 5/1/24 @ 100)	13,935,000	15,789,406
Series 2014 D:
5% 5/1/39 (Pre-Refunded to 5/1/25 @ 100)	7,575,000	8,915,149
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	4,515,000	5,313,782
Series 2016 A:
5% 5/1/38 (Pre-Refunded to 5/1/25 @ 100)	11,450,000	13,475,703
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	7,960,000	9,368,262
5% 5/1/49 (Pre-Refunded to 5/1/25 @ 100)	12,015,000	14,140,661
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,789,787
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	5,001,522
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	7,174,823
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	30,222,378
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2016 B, 5% 8/1/40	4,625,000	5,609,661
Series 2016 C:
5% 8/1/34	10,000,000	12,151,888
5% 8/1/35	12,550,000	15,249,692
5% 8/1/40	20,500,000	24,864,442
Series 2020 B:
5% 8/1/41	3,155,000	4,157,838
5% 8/1/42	7,415,000	9,739,465
Series B, 5.25% 8/1/26	3,000,000	3,720,974
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,331,376
Reading Gen. Oblig. Series 2012:
5% 2/1/22	1,245,000	1,275,505
5% 2/1/23	1,185,000	1,272,154
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,586,991
Springfield Gen. Oblig. Series 2017:
5% 3/1/23	1,775,000	1,912,490
5% 3/1/24	2,225,000	2,502,749
5% 3/1/25	2,420,000	2,828,518
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,172,742
5% 11/1/28	6,000,000	7,143,310
5% 11/1/29	6,230,000	7,399,546
5% 11/1/30	6,000,000	7,119,657
Series 2014 1:
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	16,620,000	19,216,150
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	3,825,000	4,422,489
Series 2020 1, 5% 11/1/50	4,015,000	5,141,342
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	777,513
5% 5/1/35	2,000,000	2,587,134
5% 5/1/36	3,400,000	4,386,117
5% 5/1/37	3,200,000	4,117,780
5% 5/1/38	3,000,000	3,852,667
5% 5/1/39	2,000,000	2,563,060
Westfield Gen. Oblig. Series 2014:
5% 3/1/26 (Pre-Refunded to 3/1/24 @ 100)	2,990,000	3,364,605
5% 3/1/27 (Pre-Refunded to 3/1/24 @ 100)	2,740,000	3,083,284
Worcester Gen. Oblig. Series 2021, 5% 2/15/27	1,575,000	1,965,569

TOTAL MASSACHUSETTS		2,314,102,724

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	5,564,873
TOTAL MUNICIPAL BONDS
(Cost $2,157,800,589)		2,320,125,932

Municipal Notes - 0.4%
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev. Series R, 0.01% 8/2/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)
(Cost $8,600,000)	8,600,000	8,600,000
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $2,166,400,589)		2,328,725,932
NET OTHER ASSETS (LIABILITIES) - 1.8%		43,834,103
NET ASSETS - 100%		$2,372,560,035

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,819,521 or 1.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,328,725,932	$--	$2,328,725,932	$--
Total Investments in Securities:	$2,328,725,932	$--	$2,328,725,932	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	21.7%
Education	20.6%
Health Care	16.5%
Special Tax	16.2%
Transportation	10.0%
Others* (Individually Less Than 5%)	15.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,166,400,589)		$2,328,725,932
Cash		28,873,856
Receivable for fund shares sold		518,529
Interest receivable		19,230,470
Prepaid expenses		1,736
Other receivables		6,622
Total assets		2,377,357,145
Liabilities
Payable for investments purchased	$1,866,442
Payable for fund shares redeemed	367,828
Distributions payable	1,648,791
Accrued management fee	685,545
Other affiliated payables	193,424
Other payables and accrued expenses	35,080
Total liabilities		4,797,110
Net Assets		$2,372,560,035
Net Assets consist of:
Paid in capital		$2,206,512,543
Total accumulated earnings (loss)		166,047,492
Net Assets		$2,372,560,035
Net Asset Value, offering price and redemption price per share ($2,372,560,035 ÷ 186,649,208 shares)		$12.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$29,004,693
Expenses
Management fee	$4,117,150
Transfer agent fees	957,550
Accounting fees and expenses	210,586
Custodian fees and expenses	10,759
Independent trustees' fees and expenses	3,067
Registration fees	23,757
Audit	25,022
Legal	8,989
Miscellaneous	6,097
Total expenses before reductions	5,362,977
Expense reductions	(19,154)
Total expenses after reductions		5,343,823
Net investment income (loss)		23,660,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,236,905
Total net realized gain (loss)		3,236,905
Change in net unrealized appreciation (depreciation) on investment securities		1,356,272
Net gain (loss)		4,593,177
Net increase (decrease) in net assets resulting from operations		$28,254,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,660,870	$51,327,666
Net realized gain (loss)	3,236,905	8,246,914
Change in net unrealized appreciation (depreciation)	1,356,272	6,393,985
Net increase (decrease) in net assets resulting from operations	28,254,047	65,968,565
Distributions to shareholders	(28,156,107)	(55,163,828)
Share transactions
Proceeds from sales of shares	186,726,034	412,020,704
Reinvestment of distributions	16,364,504	32,342,479
Cost of shares redeemed	(216,770,877)	(438,074,516)
Net increase (decrease) in net assets resulting from share transactions	(13,680,339)	6,288,667
Total increase (decrease) in net assets	(13,582,399)	17,093,404
Net Assets
Beginning of period	2,386,142,434	2,369,049,030
End of period	$2,372,560,035	$2,386,142,434
Other Information
Shares
Sold	14,804,431	33,066,374
Issued in reinvestment of distributions	1,301,141	2,587,749
Redeemed	(17,185,875)	(35,617,937)
Net increase (decrease)	(1,080,303)	36,186

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.62	$11.95	$12.07	$11.99	$12.61
Income from Investment Operations
Net investment income (loss)A	.126	.280	.316	.327	.340	.358
Net realized and unrealized gain (loss)	.024	.111	.678	(.075)	.107	(.467)
Total from investment operations	.150	.391	.994	.252	.447	(.109)
Distributions from net investment income	(.126)	(.280)	(.316)	(.327)	(.340)	(.358)
Distributions from net realized gain	(.024)	(.021)	(.008)	(.045)	(.027)	(.153)
Total distributions	(.150)	(.301)	(.324)	(.372)	(.367)	(.511)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.71	$12.71	$12.62	$11.95	$12.07	$11.99
Total ReturnC,D	1.20%	3.16%	8.41%	2.15%	3.75%	(.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.01%G	2.24%	2.56%	2.75%	2.80%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,372,560	$2,386,142	$2,369,049	$2,140,001	$2,169,782	$2,127,315
Portfolio turnover rateH	10%G	20%	12%	12%	16%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2021

Days	% of fund's investments
1 - 30	81.9
31 - 60	3.5
61 - 90	1.9
91 - 180	5.7
> 180	7.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2021
Variable Rate Demand Notes (VRDNs)	36.4%
Tender Option Bond	38.5%
Other Municipal Security	20.1%
Investment Companies	4.7%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

7/30/21
Fidelity® Massachusetts Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2021, the most recent period shown in the table, would have been (.41)%.

Fidelity® Massachusetts Municipal Money Market Fund

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.4%
	Principal Amount	Value
Alabama - 0.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.1% 8/6/21, VRDN (a)(b)	$9,643,000	$9,643,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.1% 8/6/21, VRDN (a)(b)	400,000	400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 0.06% 8/6/21, VRDN (a)(b)	400,000	400,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.1% 8/6/21, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 0.1% 8/6/21, VRDN (b)	1,000,000	1,000,000
		3,200,000
Massachusetts - 34.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.02% 8/6/21, LOC Citibank NA, VRDN (b)	19,480,000	19,480,000
Series 2010 A2, 0.01% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	32,440,000	32,440,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 8/6/21, LOC Bank of America NA, VRDN (b)	7,090,000	7,090,000
(Boston Univ. Proj.):
Series U-6E, 0.02% 8/2/21, LOC TD Banknorth, NA, VRDN (b)	8,420,000	8,420,000
Series U3, 0.01% 8/6/21, LOC Northern Trust Co., VRDN (b)	11,450,000	11,450,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.07% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	10,595,000	10,595,000
(Clark Univ. Proj.) Series 2008, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	23,350,000	23,350,000
(College of the Holy Cross Proj.) Series 2008 A, 0.03% 8/2/21, LOC Bank of America NA, VRDN (b)	4,035,000	4,035,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.02% 8/6/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	19,875,000	19,875,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	7,040,000	7,040,000
Series 2008 B, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	3,230,000	3,230,000
(Wilber School Apts. Proj.) Series 2008 A, 0.02% 8/6/21, LOC Bank of America NA, VRDN (b)	7,485,000	7,485,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	730,000	730,000
Series 2006, 0.03% 8/6/21, LOC PNC Bank NA, VRDN (b)	21,180,000	21,180,000
Series 2010, 0.04% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,005,000	6,005,000
Series 2019, 0.07% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	12,955,000	12,955,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.02% 8/6/21 (Liquidity Facility Citibank NA), VRDN (b)	6,030,000	6,030,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	10,000,000	10,000,000
(Harvard Univ. Proj.) Series Y, 0.01% 8/6/21, VRDN (b)	26,355,000	26,355,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.01% 8/6/21, VRDN (b)	18,795,000	18,795,000
Series 2001 J2, 0.01% 8/6/21, VRDN (b)	25,495,000	25,495,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.03% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	7,140,000	7,140,000
Series 2009 O-1, 0.03% 8/6/21, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	10,130,000	10,130,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 0.03% 8/6/21, LOC Bank of America NA, VRDN (b)	21,955,000	21,955,000
Series 208, 0.02% 8/6/21 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 0.04% 8/6/21, LOC TD Banknorth, NA, VRDN (a)(b)	23,015,000	23,015,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. Series 1994, 0.03% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	500,000	500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.01% 8/6/21, LOC TD Banknorth, NA, VRDN (b)	6,400,000	6,400,000
Series 2008 C2, 0.03% 8/6/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,425,000	3,425,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.05% 8/6/21, LOC Freddie Mac, VRDN (b)	5,660,000	5,660,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 0.05% 8/6/21, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		407,660,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.1% 8/6/21, VRDN (a)(b)	3,700,000	3,700,000
Series 1998, 0.1% 8/6/21, VRDN (a)(b)	300,000	300,000
		4,000,000
Tennessee - 0.2%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.1% 8/6/21, VRDN (a)(b)	2,330,000	2,330,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.11% 8/6/21, VRDN (a)(b)	1,700,000	1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $429,333,000)		429,333,000

Tender Option Bond - 38.5%
California - 0.6%
Dignityhealthxx Participating VRDN Series DBE 80 11, 0.2% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	6,700,000	6,700,000
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Florida - 0.0%
Broward County Port Facilities Rev. Bonds Series G 115, 0.27%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	500,000	500,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,225,000	1,225,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.17% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,970,000	1,970,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.12% 8/6/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	800,000	800,000
Maryland - 1.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	12,645,000	12,645,000
Massachusetts - 35.5%
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 0.04% 8/2/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	2,300,000	2,300,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 09 30, 0.07% 8/1/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	3,600,000	3,600,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,900,000	2,900,000
Series Floaters XF 26 06, 0.02% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	2,400,000	2,400,000
Series Floaters ZF 25 67, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	3,300,000	3,300,000
Series Floaters ZF 25 68, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	4,865,000	4,865,000
Series XF 09 23, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,065,000	2,065,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	9,135,000	9,135,000
Series 2016 XF2207, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,600,000	1,600,000
Series 2016 XM0137, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,665,000	5,665,000
Series Floaters E 130, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	22,600,000	22,600,000
Series Floaters XF 27 05, 0.02% 8/6/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,740,000	4,740,000
Series Floaters YX 10 74, 0.05% 8/6/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Series Floaters ZF 07 60, 0.06% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,635,000	1,635,000
Series Floaters ZF 27 22, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	8,600,000	8,600,000
Series Floaters ZM 05 72, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,000,000	4,000,000
Series MS 3373, 0.04% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	7,100,000	7,100,000
Series XF 28 91, 0.06% 8/6/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,795,000	2,795,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 25 11, 0.07% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,685,000	1,685,000
Series Floaters XG 01 39, 0.09% 8/6/21 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	13,055,000	13,055,000
Series XM 07 57, 0.09% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	8,000,000	8,000,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,900,000	1,900,000
Series 2021 XF 12 37, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	11,000,000	11,000,000
Series 2021 XG 03 15, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,000,000	3,000,000
Series Clipper 09 37, 0.03% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	33,575,000	33,575,000
Series Clipper 09 67, 0.07% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	28,070,000	28,070,000
Series Clipper 09 69, 0.07% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	24,556,000	24,556,000
Series Floaters G4, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	19,500,000	19,500,000
Series Floaters G9, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,700,000	5,700,000
Series Floaters XF 05 28, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,190,000	1,190,000
Series Floaters XF 05 30, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,865,000	4,865,000
Series Floaters XF 25 74, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	3,700,000	3,700,000
Series Floaters XF 27 06, 0.02% 8/6/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	15,800,000	15,800,000
Series Floaters ZF 26 95, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,900,000	5,900,000
Series Floaters ZM 05 79, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,235,000	2,235,000
Series XG 02 79, 0.04% 8/6/21 (Liquidity Facility Bank of America NA) (b)(d)(e)	5,600,000	5,600,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series Clipper 09 39, 0.05% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	10,450,000	10,450,000
Series Floaters XM 02 32, 0.04% 8/6/21 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,895,000	2,895,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series ZF 08 99, 0.05% 8/6/21 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,845,000	2,845,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	9,260,000	9,260,000
Series 16 ZM0173, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	11,540,000	11,540,000
Series EGL 15 0004, 0.04% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	45,460,000	45,460,000
Series Floaters XX 10 08, 0.05% 8/6/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Series Floaters ZF 06 92, 0.05% 8/6/21 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,990,000	1,990,000
Series Solar 17 13, 0.03% 8/2/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	1,880,000	1,880,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	5,220,000	5,220,000
RBC Muni. Products, Inc. Trust Participating VRDN Series E 148, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,000,000	10,000,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (b)(d)(e)	7,870,000	7,870,000
Series XF 22 96, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,200,000	5,200,000
Series XL 0042, 0.04% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	16,380,000	16,380,000
		419,036,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.12% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	700,000	700,000
New York - 0.2%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.22% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	300,000	300,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.17% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,600,000	1,600,000
		1,900,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,000,000	1,000,000
Texas - 0.1%
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.12% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	600,000	600,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700,000	700,000
		1,300,000
Virginia - 0.5%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,200,000	3,200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.09% 8/6/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(d)(e)	1,930,000	1,930,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.22%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
		5,430,000
TOTAL TENDER OPTION BOND
(Cost $453,606,000)		453,606,000

Other Municipal Security - 20.1%
Massachusetts - 20.1%
Andover Gen. Oblig. BAN Series 2021, 1% 12/17/21	2,300,000	2,307,183
Billerica Gen. Oblig. BAN Series 2021:
1% 1/28/22	7,000,000	7,030,542
2% 1/28/22	3,700,000	3,732,769
Bourne Gen. Oblig. BAN Series 2021, 2% 2/1/22	3,212,359	3,241,417
Brookline Gen. Oblig. BAN Series 2021, 1.5% 3/25/22	3,300,000	3,327,887
Dartmouth Gen. Oblig. BAN Series 2021, 1.5% 2/15/22	3,179,619	3,201,984
Easton Gen. Oblig. BAN Series 2021, 1.5% 6/17/22	4,300,000	4,350,780
Framingham Gen. Oblig. BAN Series 2021, 1% 12/17/21	13,800,000	13,847,773
Gloucester Gen. Oblig. BAN Series 2021, 1% 9/17/21	9,300,000	9,310,163
Hingham Gen. Oblig. BAN Series 2021, 2% 5/12/22	11,000,000	11,158,083
Holliston Gen. Oblig. BAN Series 2021, 2% 7/22/22	4,152,000	4,226,586
Lexington Gen. Oblig. BAN Series 2021:
1.25% 2/11/22	2,200,000	2,212,974
1.5% 2/11/22	1,374,347	1,383,598
Littleton Gen. Oblig. BAN Series 2020, 2% 11/19/21	4,900,000	4,923,974
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2017, 4% 12/1/21	2,590,000	2,623,085
Massachusetts Dev. Fin. Agcy. Series 2021, 0.09% 10/1/21, LOC TD Banknorth, NA, CP	2,095,000	2,095,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2007, 0.12% tender 8/4/21 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	11,500,000	11,500,000
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2014 I, 5% 1/1/22 (a)	3,000,000	3,058,065
Series 2015 A, 5% 1/1/22 (a)	10,000,000	10,198,397
Massachusetts Gen. Oblig. Bonds:
Series 2011 D:
5% 10/1/21 (Pre-Refunded to 10/1/21 @ 100)	1,030,000	1,038,229
5% 10/1/21 (Pre-Refunded to 10/1/21 @ 100)	110,000	110,871
5% 10/1/21 (Pre-Refunded to 10/1/21 @ 100)	575,000	579,572
Series 2013 B, 5% 8/1/21	730,000	730,000
Series 2013 E, 4.5%	2,500,000	2,500,000
Series 2016 C, 5% 10/1/21	2,660,000	2,681,247
Series A, 5.25% 8/1/21	1,750,000	1,750,000
Series C, 4%	345,000	345,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2021 H1:
0.09% tender 11/3/21, CP mode	6,300,000	6,300,000
0.1% tender 12/3/21, CP mode	6,500,000	6,500,000
Series 2021 H2:
0.09% tender 9/3/21, CP mode	9,800,000	9,800,000
0.09% tender 10/6/21, CP mode	8,950,000	8,950,000
Series H1:
0.1% tender 8/4/21, CP mode	7,900,000	7,900,000
0.11% tender 8/3/21, CP mode	8,500,000	8,500,000
Series H2, 0.12% tender 8/5/21, CP mode	6,230,000	6,230,000
Massachusetts Port Auth. Rev. Series 2012 A, 0.11% 1/13/22, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2011 B, 5% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	3,005,000	3,034,491
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2011 B, 5%	510,000	510,000
Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	12,500,000	12,500,000
Nantucket Gen. Oblig. BAN:
Series 2021 B, 1.25% 6/30/22	2,750,000	2,776,268
Series B, 1.25% 10/15/21	3,900,000	3,908,762
Natick Gen. Oblig. BAN Series 2021, 2% 6/10/22	1,987,101	2,017,006
North Reading Gen. Oblig. BAN Series 2021, 1.5% 5/27/22	2,735,577	2,765,538
Norwell Gen. Oblig. BAN Series 2021, 2% 2/17/22	2,300,000	2,322,373
Plymouth Gen. Oblig. Bonds Series 2021, 5% 5/1/22	1,600,000	1,658,298
Scituate Gen. Oblig. BAN Series 2021, 1.5% 3/4/22	2,000,000	2,015,280
Somerville Gen. Oblig.:
BAN Series 2021, 2% 6/3/22	9,000,000	9,142,502
Bonds Series 2021, 5% 6/1/22	835,000	868,831
Watertown Gen. Oblig. BAN Series 2021, 2% 6/24/22	3,132,738	3,183,986
Wellesley Gen. Oblig. BAN Series 2021, 2% 5/20/22	2,035,000	2,064,401
Westborough Gen. Oblig. BAN Series 2021, 2% 3/29/22	3,000,000	3,036,953
Westford Gen. Oblig. BAN Series 2021, 1.5% 6/22/22	3,600,000	3,642,857
Westwood Gen. Oblig. BAN Series 2021, 2% 4/8/22	2,200,000	2,226,912
		236,319,637
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.27%, tender 2/25/22 (b)(g)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $236,419,637)		236,419,637
	Shares	Value

Investment Company - 4.7%
Fidelity Municipal Cash Central Fund 0.04% (h)(i)
(Cost $55,640,896)	55,637,566	55,640,896
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,174,999,533)		1,174,999,533
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,911,858
NET ASSETS - 100%		$1,178,911,391

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,955,000 or 1.1% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,720,000 or 0.6% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Broward County Port Facilities Rev. Bonds Series G 115, 0.27%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada)	3/1/21	$500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$5,220,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$700,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.22%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$31,175
Total	$31,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$115,013,119	$166,902,000	$226,278,000	$3,777	$--	$55,640,896	3.3%
Total	$115,013,119	$166,902,000	$226,278,000	$3,777	$--	$55,640,896

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,119,358,637)	$1,119,358,637
Fidelity Central Funds (cost $55,640,896)	55,640,896
Total Investment in Securities (cost $1,174,999,533)		$1,174,999,533
Cash		546
Receivable for fund shares sold		3,535,255
Interest receivable		846,171
Distributions receivable from Fidelity Central Funds		2,474
Prepaid expenses		831
Other receivables		226
Total assets		1,179,385,036
Liabilities
Payable for fund shares redeemed	$393,515
Distributions payable	314
Accrued management fee	42,471
Other affiliated payables	10,923
Other payables and accrued expenses	26,422
Total liabilities		473,645
Net Assets		$1,178,911,391
Net Assets consist of:
Paid in capital		$1,179,480,350
Total accumulated earnings (loss)		(568,959)
Net Assets		$1,178,911,391
Net Asset Value, offering price and redemption price per share ($1,178,911,391 ÷ 1,177,118,522 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$469,982
Income from Fidelity Central Funds		31,175
Total income		501,157
Expenses
Management fee	$2,113,583
Transfer agent fees	749,265
Accounting fees and expenses	66,945
Custodian fees and expenses	5,767
Independent trustees' fees and expenses	1,604
Registration fees	11,677
Audit	19,083
Legal	4,308
Miscellaneous	2,402
Total expenses before reductions	2,974,634
Expense reductions	(2,533,988)
Total expenses after reductions		440,646
Net investment income (loss)		60,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,887
Fidelity Central Funds	3,777
Total net realized gain (loss)		63,664
Net increase in net assets resulting from operations		$124,175

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,511	$3,832,576
Net realized gain (loss)	63,664	868,086
Net increase in net assets resulting from operations	124,175	4,700,662
Distributions to shareholders	(682,397)	(4,730,549)
Share transactions
Proceeds from sales of shares	46,104,227	193,709,183
Reinvestment of distributions	661,302	4,584,007
Cost of shares redeemed	(125,091,735)	(449,346,757)
Net increase (decrease) in net assets and shares resulting from share transactions	(78,326,206)	(251,053,567)
Total increase (decrease) in net assets	(78,884,428)	(251,083,454)
Net Assets
Beginning of period	1,257,795,819	1,508,879,273
End of period	$1,178,911,391	$1,257,795,819
Other Information
Shares
Sold	46,104,227	193,709,183
Issued in reinvestment of distributions	661,302	4,584,007
Redeemed	(125,091,735)	(449,346,757)
Net increase (decrease)	(78,326,206)	(251,053,567)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.009	.010	.005	.001
Net realized and unrealized gain (loss)	.001	–A	.002	–A	–A	–A
Total from investment operations	.001	.003	.011	.010	.005	.001
Distributions from net investment income	–A	(.003)	(.010)	(.010)	(.005)	(.001)
Distributions from net realized gain	(.001)	(.001)	(.001)	–	(.001)	–A
Total distributions	(.001)	(.003)B	(.011)	(.010)	(.005)B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.05%	.32%	1.09%	.99%	.53%	.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.07%G	.30%	.49%	.49%	.48%	.37%
Expenses net of all reductions	.07%G	.30%	.49%	.49%	.48%	.37%
Net investment income (loss)	.01%G	.28%	1.02%	.97%	.44%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,178,911	$1,257,796	$1,508,879	$1,934,028	$2,511,930	$3,552,603

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$2,166,153,044	$162,902,488	$(329,600)	$162,572,888
Fidelity Massachusetts Municipal Money Market Fund	1,174,999,533	–	–	–

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	121,751,514	109,872,860

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.10%	.35%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts Municipal Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.08%
Fidelity Massachusetts Municipal Money Market Fund	.12%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts

Municipal Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02
Fidelity Massachusetts Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Money Market Fund	2,400,000	20,490,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Massachusetts Municipal Income Fund	$2,166

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,528,647.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Massachusetts Municipal Income Fund	$9,139
Fidelity Massachusetts Municipal Money Market Fund	181

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$10,015
Fidelity Massachusetts Municipal Money Market Fund	5,160

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$1,000.00	$1,012.00	$2.29
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Massachusetts Municipal Money Market Fund	.07%
Actual		$1,000.00	$1,000.50	$.35 -D
Hypothetical-C		$1,000.00	$1,024.45	$.35 -D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

 D If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .49% and the expenses paid in the actual and hypothetical examples above would have been $2.43 and $2.46, respectively

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Massachusetts Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MAS-SANN-0921
1.536216.124

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2021

Days	% of fund's investments
1 - 7	82.3
8 - 30	0.1
31 - 60	4.3
61 - 90	1.5
91 - 180	5.0
> 180	6.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2021
Variable Rate Demand Notes (VRDNs)	42.5%
Tender Option Bond	34.2%
Other Municipal Security	19.0%
Investment Companies	2.8%
Net Other Assets (Liabilities)	1.5%

Current 7-Day Yields

7/30/21
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	0.01%
Institutional Class	0.01%
Service Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2021, the most recent period shown in the table, would have been (.24)% for Massachusetts AMT Tax-Free Money Market Fund, (.19)% for Institutional Class and (.43)% for Service Class.

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.5%
	Principal Amount	Value
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.07% 8/6/21, VRDN (a)	$100,000	$100,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.11% 8/6/21, VRDN (a)	2,400,000	2,400,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.1% 8/6/21, VRDN (a)	1,700,000	1,700,000
Series 2007 B, 0.1% 8/6/21, VRDN (a)	2,700,000	2,700,000
		4,400,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.07% 8/6/21, VRDN (a)	5,680,000	5,680,000
Massachusetts - 41.4%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.02% 8/6/21, LOC Citibank NA, VRDN (a)	25,410,000	25,410,000
Series 2010 A2, 0.01% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	31,500,000	31,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 8/6/21, LOC Bank of America NA, VRDN (a)	15,030,000	15,030,000
(Boston Univ. Proj.) Series U3, 0.01% 8/6/21, LOC Northern Trust Co., VRDN (a)	28,150,000	28,150,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.07% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,870,000	2,870,000
(Clark Univ. Proj.) Series 2008, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	5,160,000	5,160,000
(College of the Holy Cross Proj.) Series 2008 A, 0.03% 8/2/21, LOC Bank of America NA, VRDN (a)	20,795,000	20,795,000
(ISO New England, Inc. Proj.) Series 2005, 0.03% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	19,190,000	19,190,000
(Wilber School Apts. Proj.) Series 2008 A, 0.02% 8/6/21, LOC Bank of America NA, VRDN (a)	2,610,000	2,610,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	31,470,000	31,470,000
Series 2006:
0.03% 8/6/21, LOC PNC Bank NA, VRDN (a)	2,750,000	2,750,000
0.03% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
Series 2010, 0.04% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	900,000	900,000
Series 2019, 0.07% 8/6/21, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	14,300,000	14,300,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.02% 8/6/21 (Liquidity Facility Citibank NA), VRDN (a)	31,385,000	31,385,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.01% 8/6/21, VRDN (a)	16,340,000	16,340,000
Series 2005 J1, 0.01% 8/6/21, VRDN (a)	29,050,000	29,050,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.02% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	23,000,000	23,000,000
Series 2009 K, 0.02% 8/6/21, LOC Bank of America NA, VRDN (a)	25,940,000	25,940,000
(Harvard Univ. Proj.) Series Y, 0.01% 8/6/21, VRDN (a)	51,585,000	51,585,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.01% 8/6/21, VRDN (a)	44,160,000	44,160,000
(Williams College Proj.) Series J, 0.01% 8/6/21, VRDN (a)	14,813,000	14,813,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 0.03% 8/6/21, LOC Bank of America NA, VRDN (a)	8,735,000	8,735,000
Series 208, 0.02% 8/6/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600,000	2,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. Series 1994, 0.03% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	4,400,000	4,400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.01% 8/6/21, LOC TD Banknorth, NA, VRDN (a)	13,700,000	13,700,000
Series 2008 C2, 0.03% 8/6/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,205,000	14,205,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.05% 8/6/21, LOC Freddie Mac, VRDN (a)	3,155,000	3,155,000
		485,203,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $497,783,000)		497,783,000

Tender Option Bond - 34.2%
California - 1.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,000,000	1,000,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,900,000	2,900,000
Dignityhealthxx Participating VRDN:
Series 17 04, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	795,000	795,000
Series DBE 80 11, 0.2% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	11,900,000	11,900,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,150,000	3,150,000
		19,745,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	845,000	845,000
Series Floaters 016, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
		1,245,000
Florida - 0.1%
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.1% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Series XM 08 68, 0.09% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	700,000	700,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700,000	700,000
		1,800,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,575,000	3,575,000
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.17% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,165,000	2,165,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.12% 8/6/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	1,000,000	1,000,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,300,000	3,300,000
Massachusetts - 30.5%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600,000	1,600,000
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 09 30, 0.07% 8/1/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,650,000	3,650,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,095,000	6,095,000
Series Floaters XF 26 06, 0.02% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,600,000	1,600,000
Series Floaters ZF 25 67, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,070,000	2,070,000
Series Floaters ZF 25 68, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	3,100,000	3,100,000
Series XF 09 23, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,600,000	2,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,665,000	3,665,000
Series 2016 XF2207, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,400,000	2,400,000
Series 2016 XM0137, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,150,000	2,150,000
Series Floaters E 130, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	28,735,000	28,735,000
Series Floaters XF 27 05, 0.02% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,300,000	3,300,000
Series Floaters YX 10 74, 0.05% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,360,000	7,360,000
Series Floaters ZF 06 04, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Series Floaters ZF 07 60, 0.06% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,615,000	1,615,000
Series Floaters ZF 27 22, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,065,000	6,065,000
Series Floaters ZM 05 72, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
Series Floaters ZM 05 74, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500,000	1,500,000
Series MS 3373, 0.04% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	900,000	900,000
Series XF 28 91, 0.06% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,300,000	3,300,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.05% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,000,000	4,000,000
Series 16 XM0221, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	19,730,000	19,730,000
Series 16 ZF0377, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,375,000	4,375,000
Series 2021 XF 12 37, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,000,000	11,000,000
Series Clipper 09 37, 0.03% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	11,200,000	11,200,000
Series Clipper 09 67, 0.07% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	59,710,000	59,709,998
Series Clipper 09 69, 0.07% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	7,015,000	7,015,000
Series Floaters G4, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,000,000	13,000,000
Series Floaters G9, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,800,000	3,800,000
Series Floaters XF 05 30, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,800,000	1,800,000
Series Floaters XF 25 74, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,300,000	2,300,000
Series Floaters ZF 26 95, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,100,000	4,100,000
Series Floaters ZM 05 79, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,100,000	1,100,000
Series XG 02 79, 0.04% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,220,000	6,220,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.04% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,550,000	5,550,000
Series Clipper 09 39, 0.05% 8/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	5,000,000	5,000,000
Series Floaters XM 02 32, 0.04% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,115,000	3,115,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series ZF 08 99, 0.05% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,820,000	3,820,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,000,000	8,000,000
Series EGL 15 0004, 0.04% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	17,900,000	17,900,000
Series Floaters XF 25 46, 0.03% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,480,000	4,480,000
Series Floaters XF 27 75, 0.05% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,750,000	9,750,000
Series Floaters XX 10 08, 0.05% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,650,000	7,650,000
Series Floaters ZF 06 92, 0.05% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,985,000	1,985,000
Series ROC II R 14021, 0.03% 8/6/21 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500,000	7,500,000
Series Solar 17 13, 0.03% 8/2/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	9,670,000	9,670,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	5,200,000	5,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 27 01, 0.03% 8/6/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,000,000	4,000,000
RBC Muni. Products, Inc. Trust Participating VRDN Series E 148, 0.05% 8/6/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000,000	10,000,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 0.06% 8/6/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series XF 22 96, 0.05% 8/6/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,140,000	6,140,000
Series XL 0042, 0.04% 8/6/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,000,000	1,000,000
		356,314,998
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.12% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	700,000	700,000
New York - 0.3%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.22% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	400,000	400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.17% 9/10/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,200,000	3,200,000
		3,600,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.12% 8/6/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	590,000	590,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,300,000	1,300,000
		2,090,000
Virginia - 0.3%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.14% 9/10/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,800,000	3,800,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.09% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	300,000	300,000
TOTAL TENDER OPTION BOND
(Cost $399,734,998)		399,734,998

Other Municipal Security - 19.0%
Massachusetts - 19.0%
Andover Gen. Oblig. BAN Series 2021, 1% 12/17/21	2,347,000	2,354,330
Billerica Gen. Oblig. BAN Series 2021:
1% 1/28/22	7,000,000	7,030,542
2% 1/28/22	3,800,000	3,833,655
Bourne Gen. Oblig. BAN Series 2021, 2% 2/1/22	3,300,000	3,329,851
Brookline Gen. Oblig. BAN Series 2021, 1.5% 3/25/22	3,400,000	3,428,733
Dartmouth Gen. Oblig. BAN Series 2021, 1.5% 2/15/22	3,300,000	3,323,212
Easton Gen. Oblig. BAN Series 2021, 1.5% 6/17/22	4,200,000	4,249,599
Framingham Gen. Oblig. BAN Series 2021, 1% 12/17/21	13,736,917	13,784,472
Gloucester Gen. Oblig. BAN Series 2021, 1% 9/17/21	9,225,000	9,235,081
Hingham Gen. Oblig. BAN Series 2021, 2% 5/12/22	11,043,652	11,202,362
Holliston Gen. Oblig. BAN Series 2021, 2% 7/22/22	4,100,000	4,173,652
Lexington Gen. Oblig. BAN Series 2021:
1.25% 2/11/22	2,103,439	2,115,844
1.5% 2/11/22	1,400,000	1,409,424
Littleton Gen. Oblig. BAN Series 2020, 2% 11/19/21	5,523,000	5,550,022
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2017, 4% 12/1/21	2,080,000	2,106,421
Massachusetts Dev. Fin. Agcy. Series 2021, 0.09% 10/1/21, LOC TD Banknorth, NA, CP	2,000,000	2,000,000
Massachusetts Gen. Oblig. Bonds:
Series 2013 E, 4.5%	2,500,000	2,500,000
Series 2014 A, 5% 12/1/21 (Pre-Refunded to 12/1/21 @ 100)	850,000	863,599
Series A:
4.5% 12/1/21 (Pre-Refunded to 12/1/21 @ 100)	825,000	836,690
5.25% 8/1/21	850,000	850,000
Series D, 5%	1,955,000	1,955,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2021 H1:
0.09% tender 11/3/21, CP mode	6,200,000	6,200,000
0.1% tender 12/3/21, CP mode	6,500,000	6,500,000
Series 2021 H2:
0.09% tender 9/3/21, CP mode	9,785,000	9,785,000
0.09% tender 10/6/21, CP mode	8,800,000	8,800,000
Series H1:
0.1% tender 8/4/21, CP mode	7,950,000	7,950,000
0.11% tender 8/3/21, CP mode	8,590,000	8,590,000
Series H2, 0.12% tender 8/5/21, CP mode	6,300,000	6,300,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021, 0.08% tender 8/5/21, CP mode	11,500,000	11,500,000
Massachusetts Port Auth. Rev. Series 2012 A, 0.11% 1/13/22, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2011 B:
5% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	1,205,000	1,216,873
5% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	695,000	701,912
5.25% 10/15/21 (Pre-Refunded to 10/15/21 @ 100)	200,000	202,068
Series 2012 A, 5% 8/15/21	1,340,000	1,342,465
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2011 B, 5%	995,000	995,000
Series 2011 C, 5%	500,000	500,000
Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	12,900,000	12,900,000
Nantucket Gen. Oblig. BAN Series B, 1.25% 10/15/21	4,025,000	4,034,043
Natick Gen. Oblig. BAN Series 2021, 2% 6/10/22	1,900,000	1,928,594
North Reading Gen. Oblig. BAN Series 2021, 1.5% 5/27/22	2,800,000	2,830,667
Norwell Gen. Oblig. BAN Series 2021, 2% 2/17/22	2,318,597	2,341,151
Plymouth Gen. Oblig. Bonds Series 2021, 5% 5/1/22	1,515,000	1,570,201
Scituate Gen. Oblig. BAN Series 2021, 1.5% 3/4/22	2,030,000	2,045,509
Somerville Gen. Oblig. BAN Series 2021, 2% 6/3/22	8,921,353	9,062,638
Watertown Gen. Oblig. BAN Series 2021, 2% 6/24/22	3,100,000	3,150,713
Wellesley Gen. Oblig. BAN Series 2021, 2% 5/20/22	2,100,000	2,130,340
Westborough Gen. Oblig. BAN Series 2021, 2% 3/29/22	3,000,000	3,036,953
Westford Gen. Oblig. BAN Series 2021, 1.5% 6/22/22	3,528,000	3,570,000
Westwood Gen. Oblig. BAN Series 2021, 2% 4/8/22	2,250,000	2,277,524
Worcester Gen. Oblig. Bonds Series 2013, 3.5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100)	3,000,000	3,025,455
		221,619,595
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.27%, tender 2/25/22 (a)(f)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $221,719,595)		221,719,595
	Shares	Value

Investment Company - 2.8%
Fidelity Tax-Free Cash Central Fund 0.04% (g)(h)
(Cost $33,087,538)	33,080,922	33,087,538
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $1,152,325,131)		1,152,325,131
NET OTHER ASSETS (LIABILITIES) - 1.5%		17,658,566
NET ASSETS - 100%		$1,169,983,697

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,300,000 or 1.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,900,000 or 0.5% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.2%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$5,200,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.22%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$25,730
Total	$25,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.04%	$95,946,513	$158,205,000	$221,069,000	$5,025	$--	$33,087,538	2.8%
Total	$95,946,513	$158,205,000	$221,069,000	$5,025	$--	$33,087,538

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,119,237,593)	$1,119,237,593
Fidelity Central Funds (cost $33,087,538)	33,087,538
Total Investment in Securities (cost $1,152,325,131)		$1,152,325,131
Cash		606
Receivable for investments sold		11,600,000
Receivable for fund shares sold		5,665,489
Interest receivable		799,110
Distributions receivable from Fidelity Central Funds		1,532
Receivable from investment adviser for expense reductions		36,891
Other receivables		210
Total assets		1,170,428,969
Liabilities
Payable for fund shares redeemed	360,189
Distributions payable	1,671
Accrued management fee	83,412
Total liabilities		445,272
Net Assets		$1,169,983,697
Net Assets consist of:
Paid in capital		$1,169,752,613
Total accumulated earnings (loss)		231,084
Net Assets		$1,169,983,697
Net Asset Value and Maximum Offering Price
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($209,690,346 ÷ 209,370,080 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($960,190,186 ÷ 959,110,604 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($103,165 ÷ 103,047 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$440,753
Income from Fidelity Central Funds		25,730
Total income		466,483
Expenses
Management fee	$1,223,250
Transfer agent fees	362,563
Distribution and service plan fees	129
Independent trustees' fees and expenses	1,642
Total expenses before reductions	1,587,584
Expense reductions	(1,181,830)
Total expenses after reductions		405,754
Net investment income (loss)		60,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,302
Fidelity Central Funds	5,025
Total net realized gain (loss)		121,327
Net increase in net assets resulting from operations		$182,056

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,729	$6,422,482
Net realized gain (loss)	121,327	558,194
Net increase in net assets resulting from operations	182,056	6,980,676
Distributions to shareholders	(60,616)	(6,441,574)
Share transactions - net increase (decrease)	(136,979,484)	(728,372,026)
Total increase (decrease) in net assets	(136,858,044)	(727,832,924)
Net Assets
Beginning of period	1,306,841,741	2,034,674,665
End of period	$1,169,983,697	$1,306,841,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.012	.011	.006	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.003	.012	.011	.006	.002
Distributions from net investment income	–A	(.003)	(.012)	(.011)	(.006)	(.002)
Distributions from net realized gain	–	–A	–A	–	–A	–
Total distributions	–A	(.003)	(.012)	(.011)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %D	.31%	1.17%	1.15%	.61%	.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.07%G	.23%	.30%	.30%	.30%	.26%
Expenses net of all reductions	.07%G	.23%	.30%	.30%	.30%	.26%
Net investment income (loss)	.01%G	.35%	1.15%	1.15%	.62%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$209,690	$232,777	$293,167	$282,538	$241,538	$200,828

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amount represents less than .005%.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.004	.013	.012	.007	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.004	.013	.012	.007	.003
Distributions from net investment income	–A	(.004)	(.013)	(.012)	(.007)	(.003)
Distributions from net realized gain	–	–A	–A	–	–A	–
Total distributions	–A	(.004)	(.013)	(.012)	(.007)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %D	.36%	1.27%	1.25%	.71%	.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.07%G	.19%	.20%	.20%	.20%	.18%
Expenses net of all reductions	.07%G	.18%	.20%	.20%	.20%	.18%
Net investment income (loss)	.01%G	.40%	1.25%	1.25%	.72%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$960,190	$1,073,961	$1,741,405	$1,508,445	$1,019,289	$588,483

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amount represents less than .005%.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.010	.010	.005	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.003	.010	.010	.005	.001
Distributions from net investment income	–A	(.003)	(.010)	(.010)	(.005)	(.001)
Distributions from net realized gain	–	–A	–A	–	–A	–
Total distributions	–A	(.003)	(.010)	(.010)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %D	.26%	1.02%	.99%	.46%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%G	.28%	.45%	.45%	.45%	.37%
Expenses net of all reductions	.07%G	.28%	.45%	.45%	.45%	.37%
Net investment income (loss)	.01%G	.31%	1.00%	1.00%	.47%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$103	$103	$103	$102	$101	$100

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amount represents less than .005%.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,152,325,131

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$129	$108

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market Fund	$112,679
Institutional Class	249,858
Service Class	26
$362,563

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity Massachusetts AMT Tax-Free Money Market Fund	4,500,000	19,290,000

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $259,125 and $27, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Massachusetts AMT Tax-Free Money Market Fund	$263,230
Institutional Class	659,190
Service Class	196

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $62.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2021	Year ended January 31, 2021

Distributions to shareholders
Massachusetts AMT Tax-Free Money Market Fund	$11,151	$863,038
Institutional Class	49,460	5,578,269
Service Class	5	267
Total	$60,616	$6,441,574

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2021	Year ended January 31, 2021	Six months ended July 31, 2021	Year ended January 31, 2021

Massachusetts AMT Tax-Free Money Market Fund
Shares sold	44,154,577	147,988,676	$44,154,577	$147,988,676
Reinvestment of distributions	9,959	759,998	9,959	759,998
Shares redeemed	(67,267,354)	(209,237,659)	(67,267,354)	(209,237,659)
Net increase (decrease)	(23,102,818)	(60,488,985)	$(23,102,818)	$(60,488,985)
Institutional Class
Shares sold	78,270,297	617,601,843	$78,270,297	$617,601,843
Reinvestment of distributions	40,008	4,507,270	40,008	4,507,270
Shares redeemed	(192,186,976)	(1,289,992,420)	(192,186,976)	(1,289,992,420)
Net increase (decrease)	(113,876,671)	(667,883,307)	$(113,876,671)	$(667,883,307)
Service Class
Reinvestment of distributions	5	266	5	266
Net increase (decrease)	5	266	$5	$266

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Massachusetts AMT Tax-Free Money Market Fund	.07%
Actual		$1,000.00	$1,000.00	$.35**
Hypothetical-C		$1,000.00	$1,024.45	$.35**
Institutional Class	.07%
Actual		$1,000.00	$1,000.00	$.35**
Hypothetical-C		$1,000.00	$1,024.45	$.35**
Service Class	.07%
Actual		$1,000.00	$1,000.00	$.35**
Hypothetical-C		$1,000.00	$1,024.45	$.35**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Massachusetts AMT Tax-Free Money Market Fund	.30%
Actual		$1.49
Hypothetical-(b)		$1.51
Institutional Class	.20%
Actual		$.99
Hypothetical-(b)		$1.00
Service Class	.45%
Actual		$2.23
Hypothetical-(b)		$2.26

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

SMA-SANN-0921
1.854004.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021